Fair Value (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Senior Secured Convertible Notes [Member]
Fair Value (Tables) [Line Items]
Schedule of reconciliation of fair values
2020 Notes
Ending fair value balance – December 31, 2020	$13,398,000
Principal payments in cash and Common Stock	(15,172,727)
Change in fair value reported in the statements of operations	2,030,904
Change in fair value reported in other comprehensive income	(70,000)
Gain on extinguishment of debt reported in the statement of operations	(186,177)
Ending fair value balance – October 5, 2021	$—

Senior Convertible Notes [Member]
Fair Value (Tables) [Line Items]
Schedule of reconciliation of fair values
Senior Convertible Notes
Beginning fair value balance on October 5, 2021	$18,000,000
Principal payments in cash and Common Stock	—
Change in fair value reported in the statements of operations	(665,000)
Change in fair value reported in other comprehensive income	(30,000)
Ending fair value balance – December 31, 2021	$17,305,000
Principal payments in cash and Common Stock	(5,337,273)
Change in fair value reported in the statements of operations	2,884,273
Change in fair value reported in other comprehensive income	(245,000)
Ending fair value balance – December 31, 2022	$14,607,000

Schedule of fair value by using key inputs
	As of December 31,
Fair Value Assumptions – Senior Convertible Notes	2022	2021
Face value principal payable	$14,662,727	$20,000,000
Conversion prices, as adjusted for the Reverse Stock Split and certain securities offerings	$4.75	$4.05
Value of Common Stock on measurement date	$0.69	$1.75
Expected term (years)	1.8	2.8
Volatility	77%	75%
Market yield (range)	44.3 to 43.9%	37.1 to 0%
Risk free rate	4.4%	1.0%
Issue date	October 5, 2021	October 5, 2021
Maturity date	October 5, 2024	October 5, 2024

Private Warrants [Member]
Fair Value (Tables) [Line Items]
Schedule of reconciliation of fair values
	As of December 31,
Fair Value Assumptions – Private Warrants	2022	2021
Number of Private Warrants	225,635	225,635
Exercise price, as adjusted for the Reverse Stock Split	$230.00	$230.00
Value of Common Stock on measurement date	$0.69	$1.75
Expected term (years)	1.46	2.46
Volatility	NM	85.8%
Risk free rate	NM	0.8%

Schedule of fair value by using key inputs
	Year Ended December 31,
	2022	2021
Fair value balance at beginning of period	$63,178	$311,376
Change in fair value reported in the statements of operations	(63,178)	(248,198)
Fair value balance at end of period	$—	$63,178

Common Warrants and Underwriter Warrants [Member]
Fair Value (Tables) [Line Items]
Schedule of fair value measurement unit offering common and underwriter warrants
Fair Value Assumptions – 2022 Common and Underwriter Warrants	July 5, 2022
Exercise price	$4.60
Expected term (years)	5.0
Volatility	136.9%

Fair Value Assumptions – 2022 Common and Underwriter Warrants	July 5, 2022
Exercise price as adjusted for the Reverse Stock Split	$4.60
Expected term (years)	5.0
Volatility	136.9%

Convertible Debt [Member]
Fair Value (Tables) [Line Items]
Schedule of fair value by using key inputs
Fair Value Assumptions – Convertible Notes	March 31, 2023	December 31, 2022
Face value principal payable	$8,348,270	$14,662,727
Original conversion price	$4.75	$4.75
Value of Common Stock	$0.80	$0.69
Expected term (years)	1.6	1.8
Volatility	99%	77%
Market yield	43.0%	44.3 to 43.9%
Risk free rate	4.2%	4.4%
Issue date	October 5, 2021	October 5, 2021
Maturity date	October 5, 2024	October 5, 2024

Schedule of reconciliation of fair values
	Three Months Ended March 31,
	2023	2022
Fair value balance at beginning of period	$14,607,000	$17,305,000
Principal payments in cash and Common Stock	(6,314,457)	(3,300,000)
Change in fair value reported in the statements of operations	155,457	1,433,000
Change in fair value reported in other comprehensive loss	14,000	(101,000)
Fair value balance at end of period	$8,462,000	$15,337,000

Private warrant [Member]
Fair Value (Tables) [Line Items]
Schedule of fair value by using key inputs
Fair Value Assumptions – Private Warrants	March 31, 2023		December 31, 2022
Number of Private Warrants	225,635		225,635
Original conversion price	$230.00		$230.00
Value of Common Stock	$0.80		$0.69
Expected term (years)	1.21		1.46
Volatility	NM	%	NM	%
Risk free rate	NM	%	NM	%

Schedule of reconciliation of fair values
	Three Months Ended March 31,
	2023	2022
Fair value balance at beginning of period	$—	$63,178
Change in fair value reported in the statements of operations	—	(18,051)
Fair value balance at end of period	$—	$45,127